Investments Securities and Derivatives - Summary of Financial Assets at FVTOCI (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 1,155,282	₸ 1,489,682
Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	1,154,800	1,489,205
Equity Investments
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 482	₸ 477